Label	Element	Value
Balances.	rmhb_Balances	(7,304,278)
Preferred Stock C
Balances.	rmhb_Balances	1,107,607
Common Stock
Balances.	rmhb_Balances	786,525,118
Shares Balance	rmhb_BankruptcySettlement	786,525,118
Additional Paid-In Capital
Balances.	rmhb_Balances	18,062.830
Preferred Stock A
Balances.	rmhb_Balances	1,000,000
Shares Balance	rmhb_BankruptcySettlement	1,000
Retained Earnings / Accumulated Deficit
Balances.	rmhb_Balances	(26,154,633)